OTHER OPERATING INCOME - Schedule Of Other Operating Income Net (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Other Income and Expenses [Abstract]
VAT-in super deduction	¥ 25,047